UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2017

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.0%
Fox Factory Holding Corp.	1,001,268	$25,932,841	*

Distributors - 1.9%
Core-Mark Holding Co. Inc.	1,507,478	52,656,207

Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings Inc.	364,927	55,103,977	*

Internet & Direct Marketing Retail - 0.6%
Liberty TripAdvisor Holdings Inc., Class A Shares	968,019	17,375,941	*

Media - 2.0%
Lions Gate Entertainment Corp., Class A Shares	1,005,926	28,940,491
Lions Gate Entertainment Corp., Class B Shares	1,005,926	26,948,758	*

Total Media		55,889,249

Specialty Retail - 2.8%
Hibbett Sports Inc.	697,716	23,024,628	*
Monro Muffler Brake Inc.	920,035	55,110,096

Total Specialty Retail		78,134,724

TOTAL CONSUMER DISCRETIONARY		285,092,939

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.8%
Casey’s General Stores Inc.	435,621	50,052,853

ENERGY - 1.4%
Energy Equipment & Services - 1.4%
Newpark Resources Inc.	3,402,766	25,690,883	*
TETRA Technologies Inc.	2,589,902	12,845,914	*

TOTAL ENERGY		38,536,797

FINANCIALS - 7.7%
Banks - 3.7%
SVB Financial Group	237,405	40,888,263	*
Western Alliance Bancorp	1,263,322	62,382,840	*

Total Banks		103,271,103

Capital Markets - 2.9%
Financial Engines Inc.	1,270,336	48,971,453
WisdomTree Investments Inc.	2,886,043	29,726,243

Total Capital Markets		78,697,696

Insurance - 1.1%
American Equity Investment Life Holding Co.	1,320,998	31,175,553

TOTAL FINANCIALS		213,144,352

HEALTH CARE - 21.6%
Biotechnology - 1.2%
Acorda Therapeutics Inc.	859,213	17,613,867	*
MiMedx Group Inc.	1,992,356	16,098,236	*

Total Biotechnology		33,712,103

Health Care Equipment & Supplies - 5.5%
Endologix Inc.	2,918,998	20,024,326	*
Insulet Corp.	1,293,253	53,799,325	*
Integra LifeSciences Holdings Corp.	1,159,608	48,390,442	*
Novadaq Technologies Inc.	2,294,353	15,509,826	*
Penumbra Inc.	195,469	13,985,807	*

Total Health Care Equipment & Supplies		151,709,726

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.5%
Diplomat Pharmacy Inc.	1,120,326	$15,393,279	*
Mednax Inc.	396,647	27,110,822	*
Surgery Partners Inc.	1,365,291	25,257,884	*

Total Health Care Providers & Services		67,761,985

Health Care Technology - 5.6%
athenahealth Inc.	501,217	63,148,330	*
Medidata Solutions Inc.	1,363,361	67,540,904	*
Vocera Communications Inc.	1,198,087	24,860,305	*

Total Health Care Technology		155,549,539

Life Sciences Tools & Services - 5.4%
Cambrex Corp.	655,278	34,369,331	*
ICON PLC	777,871	65,387,837	*
INC Research Holdings Inc., Class A Shares	915,748	48,534,644	*

Total Life Sciences Tools & Services		148,291,812

Pharmaceuticals - 1.4%
Pacira Pharmaceuticals Inc.	981,276	37,730,062	*

TOTAL HEALTH CARE		594,755,227

INDUSTRIALS - 18.2%
Aerospace & Defense - 2.6%
Astronics Corp.	345,475	11,335,035	*
Astronics Corp., Class B Shares	51,821	1,703,615	*
Orbital ATK Inc.	665,102	57,830,619

Total Aerospace & Defense		70,869,269

Air Freight & Logistics - 1.5%
XPO Logistics Inc.	938,211	41,975,560	*

Building Products - 3.7%
Masonite International Corp.	506,485	33,731,901	*
Trex Co. Inc.	1,031,221	69,844,598	*

Total Building Products		103,576,499

Commercial Services & Supplies - 3.8%
Copart Inc.	1,063,003	60,314,790	*
US Ecology Inc.	885,125	45,362,657

Total Commercial Services & Supplies		105,677,447

Machinery - 4.4%
Chart Industries Inc.	398,435	15,455,294	*
IDEX Corp.	595,520	53,692,083
Tennant Co.	751,462	52,038,743

Total Machinery		121,186,120

Professional Services - 0.6%
Advisory Board Co.	340,000	15,470,000	*

Trading Companies & Distributors - 1.6%
H&E Equipment Services Inc.	1,710,981	44,245,969

TOTAL INDUSTRIALS		503,000,864

INFORMATION TECHNOLOGY - 36.4%
Electronic Equipment, Instruments & Components - 3.0%
MTS Systems Corp.	781,315	45,394,401
OSI Systems Inc.	499,516	37,298,860	*

Total Electronic Equipment, Instruments & Components		82,693,261

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY			SHARES	VALUE
Internet Software & Services - 12.6%
comScore Inc.			1,037,520	$34,808,796	*
Cornerstone OnDemand Inc.			1,353,340	55,067,405	*
Envestnet Inc.			711,093	26,879,315	*
GrubHub Inc.			760,470	31,597,528	*
LivePerson Inc.			1,486,742	10,853,217	*
MercadoLibre Inc.			311,227	57,698,373
MINDBODY Inc., Class A Shares			1,320,119	32,144,898	*
New Relic Inc.			540,146	19,553,285	*
Wix.com Ltd.			516,363	27,134,876	*
XO Group Inc.			800,842	15,079,855	*
Zillow Group Inc., Class C Shares			1,056,923	37,393,936	*

Total Internet Software & Services				348,211,484

IT Services - 3.7%
Cardtronics PLC, Class A Shares			730,411	39,865,832	*
MAXIMUS Inc.			1,135,879	62,632,368

Total IT Services				102,498,200

Semiconductors & Semiconductor Equipment - 4.2%
Integrated Device Technology Inc.			2,028,610	51,100,686	*
Monolithic Power Systems Inc.			740,091	64,565,539

Total Semiconductors & Semiconductor Equipment				115,666,225

Software - 12.9%
Aspen Technology Inc.			1,167,799	62,021,805	*
Barracuda Networks Inc.			1,830,596	43,000,700	*
BroadSoft Inc.			1,153,323	48,439,566	*
Fortinet Inc.			2,028,976	67,483,742	*
HubSpot Inc.			435,397	22,335,866	*
Imperva Inc.			769,380	32,121,615	*
Qualys Inc.			994,940	35,718,346	*
Varonis Systems Inc.			472,794	14,136,540	*
Verint Systems Inc.			762,543	28,480,981	*

Total Software				353,739,161

TOTAL INFORMATION TECHNOLOGY				1,002,808,331

MATERIALS - 1.5%
Chemicals - 1.5%
Balchem Corp.			477,217	40,677,977

TOTAL COMMON STOCKS (Cost - $1,839,542,594)				2,728,069,340

PREFERRED STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Turn Inc., Series E Shares			878,957	3,120,298	*(a)(b)

INFORMATION TECHNOLOGY - 1.1%
Software - 1.1%
AppDynamics Inc., Series E Shares			690,354	16,326,872	*(a)(b)
Datastax Inc.			891,687	3,094,154	*(a)(b)
DocuSign Inc.			628,342	9,293,178	*(a)(b)

TOTAL INFORMATION TECHNOLOGY				28,714,204

TOTAL PREFERRED STOCKS (Cost - $32,563,515)				31,834,502

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn Inc., Subordinated Convertible Promissory Note (Cost - $273,359)	1.480%	3/2/23	$273,359	$341,699	(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,872,379,468)				2,760,245,541

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.0%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $947,766)	0.424%	947,766	$947,766

TOTAL INVESTMENTS - 100.1% (Cost - $1,873,327,234#)			2,761,193,307
Liabilities in Excess of Other Assets - (0.1)%			(2,562,078)

TOTAL NET ASSETS - 100.0%			$2,758,631,229

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Restricted security (See Note 4).

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$2,728,069,340	—	—	$2,728,069,340
Preferred Stocks:
Consumer Discretionary	—	—	$3,120,298	3,120,298
Information Technology	—	—	28,714,204	28,714,204
Convertible Bonds & Notes	—	—	341,699	341,699

Total Long-Term Investments	$2,728,069,340	—	$32,176,201	$2,760,245,541

Short-Term Investments†	947,766	—	—	947,766

Total Investments	$2,729,017,106	—	$32,176,201	$2,761,193,307

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	PREFERRED STOCKS		CONVERTIBLE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	INFORMATION TECHNOLOGY	CONSUMER DISCRETIONARY	TOTAL
Balance as of October 31, 2016	$1,476,648	$23,386,544	$273,359	$25,136,551
Accrued premiums/discounts	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	1,643,650	5,327,660	68,340	7,039,650
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of January 31, 2017	$3,120,298	$28,714,204	$341,699	$32,176,201

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2017[1]	$1,643,650	$5,327,660	$68,340	$7,039,650

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$998,969,157
Gross unrealized depreciation	(111,103,084)

Net unrealized appreciation	$887,866,073

Notes to Schedule of Investments (unaudited) (continued)

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2017:

	Affiliate Value at October 31, 2016	Purchased		Sold		Dividend Income	Affiliate Value at January 31, 2017	Realized Loss
Security		Cost	Shares	Cost	Shares
LivePerson Inc.*	$25,249,564	—	—	$16,586,578	1,483,795	—	—	$(4,680,045)

*	This security is no longer an affiliate company as of January 31, 2017.

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Fair Value at 1/31/2017	Value per Share/ Face Amount	Percent of Net Assets
AppDynamics Inc., Series E Shares	690,354	7/14	$6,836,023	$16,326,872	$23.65	0.59%
Datastax Inc.	891,687	8/14	6,399,994	3,094,154	3.47	0.11
DocuSign Inc.	628,342	4/15	11,996,997	9,293,178	14.79	0.34
Turn Inc., Series E Shares	878,957	12/13	7,330,501	3,120,298	3.55	0.11
Turn Inc., Subordinated Convertible Promissory Note	$273,359	3/16	273,359	341,699	125.00	0.01

			$32,836,874	$32,176,201		1.16%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017